SIMPSON THACHER & BARTLETT LLP
900 G Street NW
Washington, D.C. 20001

May 7, 2019

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC  20549
Attn: Filing Desk

Re:	Oaktree Specialty Lending Corporation (814-00755)
Oaktree Strategic Income Corporation (814-01013)

Ladies and Gentlemen:

On behalf of Oaktree Specialty Lending Corporation and Oaktree Strategic Income Corporation (collectively, the “Funds”), and pursuant to Rule 14a-6 under the Securities Exchange Act of 1934, as amended, we submit for filing the Funds’ Schedule 14A containing a preliminary proxy statement and form of proxy in connection with the special meeting of shareholders by direct electronic transmission.

If you have any questions in connection with this filing, please call Rajib Chanda (202-636-5543) or Christopher Healey (202-636-5879) of this firm.

Very truly yours,

/s/ Simpson Thacher & Bartlett LLP

Simpson Thacher & Bartlett LLP